Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.00001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	4.83
Maximum Aggregate Offering Price	$ 24,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,336.00
Offering Note	Represents ordinary shares, par value US$0.00001 per share of CCH Holdings Ltd (the “Registrant”) to be issued upon exercise of awards to be granted under the 2025 Equity Incentive Plan.

Estimated solely for the purpose of determining the amount of registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended, based on the average of the high ($5.3001) and low ($4.36) prices for the Registrant’s ordinary shares on the Nasdaq Capital Market on October 20, 2025.